Dec. 23, 2014
Exceed Structured Hedged Index Strategy Fund
Exceed Structured Hedged Index Strategy Fund
All references to the Exceed Structured Hedged Index Strategy Fund are hereby replaced with Exceed Defined Hedge Index Fund.